COMMITMENTS AND CONTINGENT LIABILITIES (Details Textual) - USD ($) $ in Thousands	1 Months Ended		12 Months Ended
	Jun. 30, 2018	Feb. 28, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Nov. 30, 2018	Mar. 27, 2016
Operating Leases, Future Minimum Payments Due, Future Minimum Sublease Rentals			$ 1,657
Operating Leases, Rent Expense			6,260	$ 6,027	$ 5,784
Purchase Obligation			$ 19,487
Lease Agreement Expiration Period			2024
Maximum Amount Of Royalties To Be Paid Out Of Research And Development Grants Received			100.00%
Accrued Royalties						$ 0	$ 999
Operating Leases, Rent Expense, Sublease Rentals			$ 1,315	1,183	$ 801
Loss Contingency, Damages Sought, Value	$ 50	$ 100
Royalty Agreement Terms [Member]
Contractual Obligation			66,148	58,155
Accumulated Royalties			$ 9,255	$ 8,350
Product Manufacturing in Israel [Member] | Minimum [Member]
Rate Of Royalties Payable As Percentage On Sales			1.30%
Product Manufacturing in Israel [Member] | Maximum [Member]
Rate Of Royalties Payable As Percentage On Sales			5.00%
Product Manufacturing, Outside of Israel [Member]
Maximum Amount Of Royalties To Be Paid Out Of Research And Development Grants Received			300.00%
Increased Rate Of Royalties Payable As Percentage On Sales			1.00%
Lease Agreements [Member]
Approximate Amount of Lien by Lessor			$ 5,134